Prepayments and Other Current Assets (Details) - Schedule of Prepaid Expenses and Other Current Assets - USD ($)		Jun. 30, 2024	Dec. 31, 2023
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Other receivable, net	[1]	$ 68,800	$ 242,151
Value added tax receivable		44,166	43,504
Total		$ 112,966	$ 285,655

[1]	Other receivables mainly consisted of advances to employees for business development purposes and prepaid employee insurance and welfare benefits which will be subsequently deducted from the employee’s payroll.